Segmented information - Financial Information by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Assets	$ 14,094,894	$ 14,231,396
Interest income	557,110	585,717	$ 545,630
Interest expense	193,028	234,514	178,670
Net interest income	364,082	351,203	366,960
Non-interest income	242,907	230,015	212,336
Provision for credit (losses) recoveries	(217)	(1,662)	(4,452)
Net revenue before gains and losses	606,772	579,556	574,844
Gains and losses	20	377	3,753
Total net revenue	606,792	579,933	578,597
Salaries and other employee benefits	182,635	174,024	177,939
Technology and communications	56,221	56,289	51,934
Indirect taxes	23,289	22,672	21,457
Professional and outside services	21,904	22,694	21,056
Property	21,572	22,494	21,651
Amortization of intangible assets	8,002	8,006	5,728
Total depreciation charged to operating expenses	21,343	21,354	19,767
Income tax benefit (expense)	6,024	4,531	767
Other expenses	33,860	31,553	32,806
Expenses Total	374,850	363,617	353,105
Net income	231,942	216,316	225,492
Bermuda
Segment Reporting Information [Line Items]
Interest income	215,493	222,674	220,946
Interest expense	42,010	53,559	36,511
Net interest income	173,483	169,115	184,435
Cayman
Segment Reporting Information [Line Items]
Interest income	155,681	159,109	159,043
Interest expense	38,331	46,948	31,214
Net interest income	117,350	112,161	127,829
Channel Islands and the UK
Segment Reporting Information [Line Items]
Interest income	185,795	203,696	165,558
Interest expense	112,687	134,007	110,945
Net interest income	73,108	69,689	54,613
Other
Segment Reporting Information [Line Items]
Interest income	141	238	83
Interest expense	0	0	0
Net interest income	141	238	83
Operating Segments
Segment Reporting Information [Line Items]
Assets	14,206,067	14,365,413
Interest income	560,675	599,180	555,821
Interest expense	196,593	247,977	188,861
Net interest income	364,082	351,203	366,960
Non-interest income	268,401	252,409	231,714
Provision for credit (losses) recoveries	(217)	(1,662)	(4,452)
Net revenue before gains and losses	632,266	601,950	594,222
Gains and losses	20	377	3,753
Total net revenue	632,286	602,327	597,975
Salaries and other employee benefits	182,635	174,024	177,939
Technology and communications	56,221	56,289	51,934
Indirect taxes	23,289	22,672	21,457
Professional and outside services	21,904	22,694	21,056
Property	21,572	22,494	21,651
Amortization of intangible assets	8,002	8,006	5,728
Total depreciation charged to operating expenses	21,343	21,354	19,767
Income tax benefit (expense)	6,024	4,531	767
Other expenses	59,354	53,947	52,184
Expenses Total	400,344	386,011	372,483
Net income	231,942	216,316	225,492
Operating Segments | Bermuda
Segment Reporting Information [Line Items]
Assets	5,111,127	5,438,279
Interest income	215,772	229,814	222,871
Interest expense	45,283	59,849	42,210
Net interest income	170,489	169,965	180,661
Non-interest income	100,435	93,733	89,948
Provision for credit (losses) recoveries	2,725	(1,834)	(4,755)
Net revenue before gains and losses	273,649	261,864	265,854
Gains and losses	25	88	4,011
Total net revenue	273,674	261,952	269,865
Salaries and other employee benefits	78,088	74,985	78,573
Technology and communications	31,823	30,866	29,232
Indirect taxes	17,716	17,231	16,769
Professional and outside services	13,964	14,033	14,006
Property	9,380	9,015	9,116
Amortization of intangible assets	1,430	1,429	1,430
Total depreciation charged to operating expenses	13,624	13,174	11,390
Income tax benefit (expense)	0	0	0
Other expenses	42,485	37,885	38,343
Expenses Total	208,510	198,618	198,859
Net income	65,164	63,334	71,006
Operating Segments | Cayman
Segment Reporting Information [Line Items]
Assets	4,425,113	4,337,829
Interest income	158,932	164,384	165,951
Interest expense	38,331	46,977	32,264
Net interest income	120,601	117,407	133,687
Non-interest income	77,014	71,949	66,891
Provision for credit (losses) recoveries	(174)	135	61
Net revenue before gains and losses	197,441	189,491	200,639
Gains and losses	(16)	0	(4)
Total net revenue	197,425	189,491	200,635
Salaries and other employee benefits	28,647	27,207	30,067
Technology and communications	13,544	14,196	12,556
Indirect taxes	1,675	1,965	1,817
Professional and outside services	2,386	2,135	1,815
Property	2,880	2,925	2,882
Amortization of intangible assets	1,101	1,101	1,101
Total depreciation charged to operating expenses	4,505	4,517	3,677
Income tax benefit (expense)	0	0	0
Other expenses	13,760	13,002	10,596
Expenses Total	68,498	67,048	64,511
Net income	128,927	122,443	136,124
Operating Segments | Channel Islands and the UK
Segment Reporting Information [Line Items]
Assets	4,599,096	4,526,623
Interest income	185,830	204,744	166,916
Interest expense	112,979	141,151	114,387
Net interest income	72,851	63,593	52,529
Non-interest income	44,505	44,366	39,074
Provision for credit (losses) recoveries	(2,768)	37	242
Net revenue before gains and losses	114,588	107,996	91,845
Gains and losses	11	289	(253)
Total net revenue	114,599	108,285	91,592
Salaries and other employee benefits	46,163	45,617	46,272
Technology and communications	9,324	9,823	8,670
Indirect taxes	2,495	2,225	1,821
Professional and outside services	4,232	5,581	4,301
Property	6,741	8,085	7,239
Amortization of intangible assets	3,571	3,456	2,821
Total depreciation charged to operating expenses	2,729	3,078	4,018
Income tax benefit (expense)	4,895	3,337	1,278
Other expenses	(560)	(54)	1,511
Expenses Total	79,590	81,148	77,931
Net income	35,009	27,137	13,661
Operating Segments | Other
Segment Reporting Information [Line Items]
Assets	70,731	62,682
Interest income	141	238	83
Interest expense	0	0	0
Net interest income	141	238	83
Non-interest income	46,447	42,361	35,801
Provision for credit (losses) recoveries	0	0	0
Net revenue before gains and losses	46,588	42,599	35,884
Gains and losses	0	0	(1)
Total net revenue	46,588	42,599	35,883
Salaries and other employee benefits	29,737	26,215	23,027
Technology and communications	1,530	1,404	1,476
Indirect taxes	1,403	1,251	1,050
Professional and outside services	1,322	945	934
Property	2,571	2,469	2,414
Amortization of intangible assets	1,900	2,020	376
Total depreciation charged to operating expenses	485	585	682
Income tax benefit (expense)	1,129	1,194	(511)
Other expenses	3,669	3,114	1,734
Expenses Total	43,746	39,197	31,182
Net income	2,842	3,402	4,701
Inter-segment
Segment Reporting Information [Line Items]
Assets	(111,173)	(134,017)
Interest income	(3,565)	(13,463)	(10,191)
Interest expense	(3,565)	(13,463)	(10,191)
Net interest income	0	0	0
Non-interest income	(25,494)	(22,394)	(19,378)
Provision for credit (losses) recoveries	0	0	0
Net revenue before gains and losses	(25,494)	(22,394)	(19,378)
Gains and losses	0	0	0
Total net revenue	(25,494)	(22,394)	(19,378)
Salaries and other employee benefits	0	0	0
Technology and communications	0	0	0
Indirect taxes	0	0	0
Professional and outside services	0	0	0
Property	0	0	0
Amortization of intangible assets	0	0	0
Total depreciation charged to operating expenses	0	0	0
Income tax benefit (expense)	0	0	0
Other expenses	(25,494)	(22,394)	(19,378)
Expenses Total	(25,494)	(22,394)	(19,378)
Net income	0	0	0
Inter-segment | Bermuda
Segment Reporting Information [Line Items]
Interest income	(279)	(7,140)	(1,925)
Interest expense	(3,273)	(6,290)	(5,699)
Net interest income	2,994	(850)	3,774
Inter-segment | Cayman
Segment Reporting Information [Line Items]
Interest income	(3,251)	(5,275)	(6,908)
Interest expense	0	(29)	(1,050)
Net interest income	(3,251)	(5,246)	(5,858)
Inter-segment | Channel Islands and the UK
Segment Reporting Information [Line Items]
Interest income	(35)	(1,048)	(1,358)
Interest expense	(292)	(7,144)	(3,442)
Net interest income	257	6,096	2,084
Inter-segment | Other
Segment Reporting Information [Line Items]
Interest income	0	0	0
Interest expense	0	0	0
Net interest income	$ 0	$ 0	$ 0